                                 Filed with the Securities and Exchange Commission on January 23, 2009

Registration No. 333-150220                                                         Investment Company Act No. 811-5438
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                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        WASHINGTON, D.C. 20549

                                                               FORM N-4

                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                         Post-Effective No. 7
                                                                  and
                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No. 176

                                    PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                      (Exact Name of Registrant)

                                              PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                                          (Name of Depositor)

                                            ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                         (Address of Depositor's Principal Executive Offices)

                                                            (203) 926-1888
                                                    (Depositor's Telephone Number)

                                                JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                                            One Corporate Drive, Shelton, Connecticut 06484
                                          (Name and Address of Agent for Service of Process)

                                                               Copy To:
                                                         C.CHRISTOPHER SPRAGUE, ESQ.
                                                 VICE PRESIDENT AND CORPORATE COUNSEL
                                    One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

                                           Approximate Date of Proposed Sale to the Public:

                                      APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: CONTINUOUS
                           It is proposed that this filing become effective:  (check appropriate space)
                                    immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X on  January 28, 2009 pursuant to paragraph (b) of Rule 485
                                    60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                      on                         pursuant to paragraph (a) (i) of Rule 485
                                    75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                      on                           pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    X  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                 Title of Securities Being Registered:
                                          Interests in Individual Variable Annuity Contracts

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XT8

                                                                 Note:

         This Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely for the purpose of delaying, until January 28, 2009, the effectiveness of Post-Effective Amendment No. 6, which was filed on November 25, 2008 (accession no.
0001193125-08-243060) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. This Post-Effective Amendment No. 7 incorporates by reference the information contained in Parts A and B of Pre-Effective Amendment No. 3.

                                                              SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and had duly caused this
Registration Statement to be signed on its behalf, on this 23rd day of January 2009.

                                    PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                              Registrant

                                            By: Prudential Annuities Life Assurance Corporation

/s/C. Christopher Sprague
______________________________________
C. Christopher Sprague, Vice President, Corporate Counsel

                                              PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                                               Depositor

/s/C. Christopher Sprague
______________________________________
C. Christopher Sprague, Vice President, Corporate Counsel

As required by the Securities Act of 1933, this  Registration  Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                       Title                                      Date

                                         (Principal Executive Officer)
Stephen Pelletier*                       Chief Executive Officer and President       January 23, 2009
Stephen Pelletier

                       (Principal Financial Officer and Principal Accounting Officer)
Kenneth Y. Tanji*                      Executive Vice President and                   January 23, 2009
Kenneth Y. Tanji                       Chief Financial Officer

                                                         (Board of Directors)

James Avery*
James Avery

Stephen Pelletier*
Stephen Pelletier

Bernard J. Jacob*
Bernard J. Jacob

Helen Galt*
Helen Galt

Kenneth Y. Tanji*
Kenneth Y. Tanji

By:____  /s/C. Christopher Sprague__
         C. Christopher Sprague

                         *Executed by C. Christopher Sprauge on behalf of those indicated pursuant to Power of Attorney